Contract Liabilities - Summary of Current and Non-current Contract Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities [abstract]
Long-term contract liabilities	₺ 757,697	₺ 730,816
Short-term contract liabilities	850,667	915,192
Total	1,608,364	1,646,008
Revenue related to liabilities carried forward	₺ 915,192	₺ 855,557